Leases - Schedule of Lease Costs Related to Finance and Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Finance lease cost
Amortization of leased assets	$ 1,413		$ 330		$ 3,238		$ 530
Interest of lease liabilities	1,086		309		3,043		435
Operating lease cost
Operating lease cost	3,844	[1]	2,704	[1]	25,517	[2]	8,173	[2]
Short-term lease cost	498	[3]	342	[3]	1,516	[4]	1,316	[4]
Total lease cost	$ 6,841		$ 3,685		$ 33,314		$ 10,454

[1]	Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.
[2]	(1) Expenses are classified within Aircraft Rent on the Company's Consolidated Statements of Operations.
[3]	Expenses are classified within Other on the Company's condensed consolidated statements of operations.
[4]	(2) Expenses are classified within Other on the Company's Consolidated Statements of Operations.